BUSINESS COMBINATIONS - Minority Interest Purchase Agreement (Dynaflows) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Oct. 22, 2020	Oct. 22, 2018	Dec. 31, 2016 USD ($)
Disclosure of detailed information about business combination [line items]
Other financial liabilities	$ 18,574			$ 19,224
Dynaflows S.A.
Disclosure of detailed information about business combination [line items]
Other financial liabilities	$ 2,797			4,388
Financial liabilities, discounted interest rate	3.50%
Major business combination | Dynaflows S.A.
Disclosure of detailed information about business combination [line items]
Put option contract written, percentage of ownership interest	33.27%
Put option, third anniversary multiplier, percentage			50.00%
Major business combination | Multiplier 1 | Dynaflows S.A.
Disclosure of detailed information about business combination [line items]
Put option, third anniversary EBITDA multiplier			8
Put option, fifth anniversary EBITDA multiplier		8
Major business combination | Multiplier 2 | Dynaflows S.A.
Disclosure of detailed information about business combination [line items]
Put option, third anniversary EBITDA multiplier			0.50
Put option, fifth anniversary EBITDA multiplier		0.50
Multiplier 1 | Major business combination | Dynaflows S.A.
Disclosure of detailed information about business combination [line items]
Put option, third anniversary revenue multiplier			4
Put option, fifth anniversary revenue multiplier		4
Multiplier 2 | Major business combination | Dynaflows S.A.
Disclosure of detailed information about business combination [line items]
Put option, third anniversary revenue multiplier			0.50
Put option, fifth anniversary revenue multiplier		0.50
Call Options on Minority Interest
Disclosure of detailed information about business combination [line items]
Financial assets, at fair value	$ 455			319
Level 3 of fair value hierarchy | Call Options on Minority Interest
Disclosure of detailed information about business combination [line items]
Financial assets, at fair value	$ 455			$ 319